Advances to suppliers	12 Months Ended
Dec. 31, 2011
Advances to suppliers
Advances to suppliers

8.              Advances to suppliers

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to the Group receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and had made advances for all, or a portion, of the total contract price to the Group’s suppliers, which are then offset against future purchases. Typically, the supply agreements are subject to price negotiations with the suppliers based on market prices. The Group has made advances to suppliers where the Group has committed to purchase minimum quantities under some of the supply agreements.

Advances to suppliers to be offset against future purchases of which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheet as at year end dates.

The Group does not require collateral or other security against its advances to related or third party suppliers. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. Also, the Group may not be able to recover all unutilized advances to suppliers if the Group does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable prepayment, quantities, prices and delivery terms with these suppliers, or unforeseen events impair the ability of suppliers to deliver raw materials, for example the recent earthquake in Japan.

As of December 31, 2010 and 2011, outstanding prepayments made to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Supplier A (third party)*	1,180,445	927,255
Supplier B (third party)	481,177	445,187

* As of December 31, 2011, 49% of the balance of the Group’s advance payments was made to one major supplier, which is one of the leading polysilicon and wafer suppliers in the world. The Group is exposed to the credit and financial risks of this supplier. The Group’s financial condition and results of operations may be materially affected if the supplier fails to meet its obligations of supplying silicon materials according to the contractually agreed schedules. As of December 31, 2011, no provision was provided against prepayment made to this supplier as the balance was considered recoverable and that the delivery from the supplier is in accordance with planned schedules.

M.SETEK Co., Ltd (“M.SETEK”), one of the largest suppliers located in Japan, failed to make majority of scheduled delivery since March 2011 after a magnitude-9 earthquake struck Japan and triggered a tsunami affecting vast areas in Japan. Although the production capacity of M.SETEK has returned to normal since November 2011, the Group elected to claim the outstanding prepayment from M.SETEK pursuant to the contract. In order to settle the prepayments, the Group reached a settlement agreement with M.SETEK on March 8, 2012 that M.SETEK will use its dividend distribution from Hebei Ningjing Songgong, its 65%-owned subsidiary located in PRC, to repay part of the prepayments, and transfer its 65% equity interests in Hebei Ningjing Songgong to the Group at an appraisal price. For any remaining portion of the prepayment, M.SETEK will deliver polysilicon at market price to the Group until the prepayment is fully utilized. Hebei NingJin Songgong is a private company which is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. As of December 31, 2011, no provision was provided against prepayment made to M. SETEK as the balance was considered recoverable taken into consideration the settlement agreement. However, if the key terms under the settlement agreement are not executed, the Group may not be able to recover some of its prepayments, which could have a material adverse effect on the financial condition of the Group.

No other individual supplier has advance payment balances that accounted for more than 10% of the total balance as of December 31, 2011.

The following table presents the movement of the allowance for advances to supplier:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	18,592	51,960	87,869
Allowance made during the year	37,368	65,366	42,194
Recoveries	(4,000)	(29,457)	(35,909)
Balance at end of the year	51,960	87,869	94,154